13. Commitments - Commitments (Details) - USD ($)	Sep. 30, 2015	Mar. 31, 2015
Quarter One Report [Member]
2015		$ 11,588
2016		23,032
2017		24,305
2018		25,154
2019		8,615
Total		92,695
Minimum Obligation | Quarter Three Report [Member]
2015	$ 26,813
2016	109,592
2017	50,961
2018	25,154
2019	8,615
Total	221,135
Minimum Obligation | Quarter One Report [Member]
2015		74,765
2016		109,720
2017		46,568
2018		25,154
2019		8,615
Total		264,822
Sublease Rentals | Quarter Three Report [Member]
2015	21,199
2016	86,688
2017	$ 22,263
2018
2019
Total	$ 130,150
Sublease Rentals | Quarter One Report [Member]
2015		63,176
2016		86,688
2017		$ 22,263
2018
2019
Total		$ 172,127
Net Obligation | Quarter Three Report [Member]
2015	5,614
2016	22,903
2017	28,698
2018	25,154
2019	8,615
Total	$ 90,984